Summary of Significant Accounting Policies - Total Advertising Expense, Including Amortization of Capitalized Direct-Response Advertising Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of General Administrative And Other Operating Expenses [Line Items]
Advertising expense	$ 16.8	$ 23.5	$ 21.8